Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000240570
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets ex-China Fund
Class Name	Institutional Shares
Trading Symbol	MAECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.86%	[1]
AssetsNet	$ 15,018,311
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	41.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Taiwan...
26.4%
India...
18.2
South Korea...
14.8
Brazil...
10.1
Poland...
3.8
Canada...
3.0
Mexico...
2.8
Republic of Turkiye...
2.2
Malaysia...
2.0
Hungary...
1.8
OtherFootnote Reference(a)...
8.1
Short-Term Securities...
6.8
Other Assets Less Liabilities...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Rounds to less than 0.1%.

C000240569
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets ex-China Fund
Class Name	Investor A Shares
Trading Symbol	MXCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$63	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.11%	[2]
AssetsNet	$ 15,018,311
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	41.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Taiwan...
26.4%
India...
18.2
South Korea...
14.8
Brazil...
10.1
Poland...
3.8
Canada...
3.0
Mexico...
2.8
Republic of Turkiye...
2.2
Malaysia...
2.0
Hungary...
1.8
OtherFootnote Reference(a)...
8.1
Short-Term Securities...
6.8
Other Assets Less Liabilities...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Rounds to less than 0.1%.

C000240571
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets ex-China Fund
Class Name	Class K Shares
Trading Symbol	MKECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$46	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.81%	[3]
AssetsNet	$ 15,018,311
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	41.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Taiwan...
26.4%
India...
18.2
South Korea...
14.8
Brazil...
10.1
Poland...
3.8
Canada...
3.0
Mexico...
2.8
Republic of Turkiye...
2.2
Malaysia...
2.0
Hungary...
1.8
OtherFootnote Reference(a)...
8.1
Short-Term Securities...
6.8
Other Assets Less Liabilities...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Rounds to less than 0.1%.

C000220890
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
Class Name	Institutional Shares
Trading Symbol	BLZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund (the “Fund”) (formerly known as BlackRock Advantage Sustainable Emerging Markets Equity Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.86%	[4]
AssetsNet	$ 13,811,563
Holdings Count | Holding	248
InvestmentCompanyPortfolioTurnover	77.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
China...
30.2%
Taiwan...
19.4
South Korea...
14.5
India...
13.4
Brazil...
2.6
Saudi Arabia...
2.5
South Africa...
2.2
Malaysia...
1.8
Mexico...
1.8
Thailand...
1.7
OtherFootnote Reference(a)...
8.2
Short-Term Securities...
1.3
Other Assets Less Liabilities...
0.4
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220892
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
Class Name	Investor A Shares
Trading Symbol	BLZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund (the “Fund”) (formerly known as BlackRock Advantage Sustainable Emerging Markets Equity Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$64	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.11%	[5]
AssetsNet	$ 13,811,563
Holdings Count | Holding	248
InvestmentCompanyPortfolioTurnover	77.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
China...
30.2%
Taiwan...
19.4
South Korea...
14.5
India...
13.4
Brazil...
2.6
Saudi Arabia...
2.5
South Africa...
2.2
Malaysia...
1.8
Mexico...
1.8
Thailand...
1.7
OtherFootnote Reference(a)...
8.2
Short-Term Securities...
1.3
Other Assets Less Liabilities...
0.4
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220891
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
Class Name	Class K Shares
Trading Symbol	BLZKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund (the “Fund”) (formerly known as BlackRock Advantage Sustainable Emerging Markets Equity Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$47	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.81%	[6]
AssetsNet	$ 13,811,563
Holdings Count | Holding	248
InvestmentCompanyPortfolioTurnover	77.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
China...
30.2%
Taiwan...
19.4
South Korea...
14.5
India...
13.4
Brazil...
2.6
Saudi Arabia...
2.5
South Africa...
2.2
Malaysia...
1.8
Mexico...
1.8
Thailand...
1.7
OtherFootnote Reference(a)...
8.2
Short-Term Securities...
1.3
Other Assets Less Liabilities...
0.4
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220887
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Aware Advantage International Equity Fund
Class Name	Institutional Shares
Trading Symbol	BRZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Aware Advantage International Equity Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage International Equity Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[7]
AssetsNet	$ 11,455,566
Holdings Count | Holding	300
InvestmentCompanyPortfolioTurnover	60.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
22.1%
United Kingdom...
11.6
France...
10.2
Germany...
10.2
United States...
8.6
Australia...
7.0
Switzerland...
4.9
Netherlands...
4.4
Spain...
3.5
Sweden...
2.6
OtherFootnote Reference(a)...
12.0
Short-Term Securities...
2.1
Other Assets Less Liabilities...
0.8
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220889
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Aware Advantage International Equity Fund
Class Name	Investor A Shares
Trading Symbol	BRZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Aware Advantage International Equity Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage International Equity Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[8]
AssetsNet	$ 11,455,566
Holdings Count | Holding	300
InvestmentCompanyPortfolioTurnover	60.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
22.1%
United Kingdom...
11.6
France...
10.2
Germany...
10.2
United States...
8.6
Australia...
7.0
Switzerland...
4.9
Netherlands...
4.4
Spain...
3.5
Sweden...
2.6
OtherFootnote Reference(a)...
12.0
Short-Term Securities...
2.1
Other Assets Less Liabilities...
0.8
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220888
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Aware Advantage International Equity Fund
Class Name	Class K Shares
Trading Symbol	BRZKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Aware Advantage International Equity Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage International Equity Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$24	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[9]
AssetsNet	$ 11,455,566
Holdings Count | Holding	300
InvestmentCompanyPortfolioTurnover	60.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
22.1%
United Kingdom...
11.6
France...
10.2
Germany...
10.2
United States...
8.6
Australia...
7.0
Switzerland...
4.9
Netherlands...
4.4
Spain...
3.5
Sweden...
2.6
OtherFootnote Reference(a)...
12.0
Short-Term Securities...
2.1
Other Assets Less Liabilities...
0.8
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000004878
Shareholder Report [Line Items]
Fund Name	BlackRock Tactical Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	PBAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[10]
AssetsNet	$ 3,768,031,092
Holdings Count | Holding	1,065
InvestmentCompanyPortfolioTurnover	56.00%
C000004879
Shareholder Report [Line Items]
Fund Name	BlackRock Tactical Opportunities Fund
Class Name	Service Shares
Trading Symbol	PCBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$50	0.97%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[11]
AssetsNet	$ 3,768,031,092
Holdings Count | Holding	1,065
InvestmentCompanyPortfolioTurnover	56.00%
C000004880
Shareholder Report [Line Items]
Fund Name	BlackRock Tactical Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	PCBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$52	1.01%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[12]
AssetsNet	$ 3,768,031,092
Holdings Count | Holding	1,065
InvestmentCompanyPortfolioTurnover	56.00%
C000004882
Shareholder Report [Line Items]
Fund Name	BlackRock Tactical Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	BRBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$89	1.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.72%	[13]
AssetsNet	$ 3,768,031,092
Holdings Count | Holding	1,065
InvestmentCompanyPortfolioTurnover	56.00%
C000173964
Shareholder Report [Line Items]
Fund Name	BlackRock Tactical Opportunities Fund
Class Name	Class K Shares
Trading Symbol	PBAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$31	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[14]
AssetsNet	$ 3,768,031,092
Holdings Count | Holding	1,065
InvestmentCompanyPortfolioTurnover	56.00%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.